Contents of Significant Accounts - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	$ 5,224,503	$ 159,332	$ 5,130,411
Deferred income tax liabilities	(8,118,251)	$ (247,583)	(5,631,964)
Net deferred income tax assets (liabilities)	(2,893,748)		(501,553)	$ 1,663,800
Depreciation [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	2,616,538		2,396,554
Deferred income tax liabilities	(4,387,572)		(2,085,916)
Pension [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	281,385		436,129
Refund liabilities [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	318,156		306,408
Allowance for inventory valuation losses [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	726,023		682,909
Investment loss [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	328,241		314,427
Unrealized profit on intercompany sales [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	471,583		689,124
Others [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	482,577		304,860
Deferred income tax liabilities	(354,201)		(374,109)
Investment gain [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(3,093,367)		(2,888,534)
Amortizable assets [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	$ (283,111)		$ (283,405)